FINANCIAL INSTRUMENTS AND RISK	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS AND RISK
11.	FINANCIAL INSTRUMENTS AND RISK

Fair values

The Company’s financial instruments include cash, amounts receivable, bank indebtedness, accounts payable, due to related parties and loans payable. The carrying amounts of these financial instruments are a reasonable estimate of their fair values because of their current nature.

The following table summarizes the carrying values of the Company’s financial instruments:

	2017	2016
	$	$
Financial assets at fair value through profit or loss (i)	284,225	9,864
Loans and receivables (ii)	90,940	-
Other financial liabilities (iii)	2,244,992	70,406

(i)	Cash
(ii)	Amounts receivable and due from related party
(iii)	Bank indebtedness, accounts payable, due to related parties and loans payable

The Company provides information about financial instruments that are measured at fair value, grouped into Level 1 to 3 based on the degree to which the inputs used to determine the fair value are observable.

•	Level 1 fair value measurements are those derived from quoted prices in active markets for identical assets or liabilities.

•	Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1, that are observable either directly or indirectly.

•	Level 3 fair value measurements are those derived from valuation techniques that include inputs that are not based on observable market data.

The Company’s cash is measured using level 1 fair value measurements.

Credit Risk

Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations. Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash. To minimize the credit risk the Company places cash with high credit quality financial institutions.

Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company's objective in managing liquidity risk is to ensure that it has sufficient liquidity available to meet its liabilities when due. The Company uses cash to settle its financial obligations as they fall due. The ability to do this relies on the Company’s ability to collect its revenue in a timely manner, continuous support from shareholders and investors and maintain sufficient cash on hand. As at December 31, 2017, the Company is not subject to significant liquidity risk.

Currency Risk

The Company generates revenues and incurs expenses and capital expenditures in Canada, Colombia, Argentina and USA and is exposed to the resulting risk from changes in foreign currency exchange rates. Some administrative and head office related expenses are incurred in Canada. In addition, the Company holds financial assets and liabilities in foreign currencies that expose the Company to foreign exchange risks. A significant change in the currency exchange rates between the Canadian dollar relative to the Colombia Peso, Argentina Peso or US dollars could have an effect on the Company's results of operations, financial position and/or cash flows. The Company has not hedged its exposure to currency fluctuations.

At December 31, 2017, the Company had the following financial instruments denominated in foreign currency:

	Tower Three	Evotech		Innervision
	Colombian	Argentinian	TCTS	Colombian
	Peso	Peso	US Dollar	peso	Total
	$	$	$	$	$
Cash	920	41,801	5,339	-	48,060
Line of credit	-	-	(48,096)	-	(48,096)
Accounts receivable	1,164	16,160	-	-	17,324
Accounts payable	(80,868)	(472,181)	-	-	(553,049)
Due to related parties	(1,340,650)	-	-	-	(1,340,650)
				-
	(1,419,434)	(414,220)	5,339		(1,828,315)

As at December 31, 2017, the Company had the following financial instruments denominated in foreign currency:

Tower Three
Colombian Peso
$
Cash	9,864
Due to related parties	(21,151)

(11,758)

Interest Rate Risk

Risk Interest rate risk is the risk that future cash flows of the Company’s assets and liabilities can change due to a change in interest rates. Loans payable have a fixed interest rate of 24%, and cash earns interest at a nominal rate. The Company is not exposed to significant interest rate risk.

Other Price Risk

The Company is not subject to other price risk.